Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Closing Balances of Right-of-use Assets and Depreciation and Amortization Expenses

Closing balances of right-of-use assets as of 31 December 2023 and 31 December 2022 and depreciation and amortization expenses for the years ended 31 December 2023 and 31 December 2022 are as follows:

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2023	4,642,828	1,141,005	226,757	300,524	336,252	6,647,366	360,474	1,046,465	1,406,939	8,054,305
Depreciation and amortization charge for the year	(2,132,213)	(314,369)	(1,007,606)	(178,464)	(277,450)	(3,910,102)	(79,859)	(169,508)	(249,367)	(4,159,469)
Balance at 31 December 2023	3,865,774	1,273,779	205,097	144,619	224,488	5,713,757	421,586	749	422,335	6,136,092

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2022	5,545,497	1,150,710	907,565	499,852	378,787	8,482,411	167,881	1,709,644	1,877,525	10,359,936
Depreciation and amortization charge for the year	(2,487,303)	(276,268)	(1,081,663)	(187,731)	(327,661)	(4,360,626)	(86,992)	(195,442)	(282,434)	(4,643,060)
Balance at 31 December 2022	4,642,828	1,141,005	226,757	300,524	336,252	6,647,366	360,474	1,046,465	1,406,939	8,054,305